Cognios Funds
Cognios Large Cap Value Fund
Schedule of Investments
September 30, 2020 (Unaudited)
	Shares	Fair Value
COMMON STOCK - 146.93%

Communications - 6.36%
AT&T, Inc. (b)	633	$18,047
CenturyLink, Inc. (b)	671	6,770
F5 Networks, Inc. (a) (b)	30	3,683
Motorola Solutions, Inc. (b)	86	13,486
Omnicom Group, Inc. (b)	311	15,394
VeriSign, Inc. (a)	25	5,121
Verizon Communications, Inc. (b)	91	5,413
		67,914
Consumer, Cyclical - 30.80%
Alaska Air Group, Inc. (b)	116	4,249
AutoZone, Inc. (a) (b)	11	12,954
Capri Holdings Ltd. (a) (b)	313	5,634
Copart, Inc. (a) (b)	98	10,306
Costco Wholesale Corp. (b)	26	9,230
Darden Restaurants, Inc. (b)	99	9,973
Dollar General Corp. (b)	130	27,251
Dollar Tree, Inc. (a) (b)	158	14,432
Domino's Pizza, Inc. (b)	13	5,529
Foot Locker, Inc. (b)	65	2,147
Gap, Inc. (b)	590	10,048
Kohl's Corp. (b)	52	963
L Brands, Inc. (b)	525	16,700
Macy's, Inc. (b)	582	3,317
McDonald's Corp. (b)	103	22,607
NIKE, Inc. - Class B (b)	91	11,424
Nordstrom, Inc. (b)	331	3,945
NVR, Inc. (a) (b)	2	8,166
O'Reilly Automotive, Inc. (a) (b)	30	13,832
PulteGroup, Inc. (b)	343	15,877
Ralph Lauren Corp. (b)	29	1,971
Ross Stores, Inc. (b)	73	6,812
Starbucks Corp. (b)	189	16,239
Tapestry, Inc. (b)	124	1,938
Target Corp. (b)	153	24,085
TJX Cos., Inc. (b)	278	15,471
Tractor Supply Co. (b)	40	5,734
Walgreens Boots Alliance, Inc. (b)	284	10,201
Walmart, Inc. (b)	172	24,064
Yum! Brands, Inc. (b)	153	13,969
		329,068

	Shares	Fair Value
Consumer, Non-cyclical - 59.22%
AbbeVie, Inc. (b)	100	8,759
ABIOMED, Inc. (a) (b)	42	11,637
Altria Group, Inc. (b)	451	17,427
Amgen, Inc. (b)	16	4,066
Biogen, Inc. (a) (b)	30	8,510
Bristol-Myers Squibb Co. (b)	396	23,875
Campbell Soup Co. (b)	452	21,863
Centene Corp. (a) (b)	77	4,491
Church & Dwight Co., Inc. (b)	261	24,458
Cigna Corp. (b)	50	8,471
Clorox Co. (b)	115	24,170
Colgate-Palmolive Co. (b)	284	21,911
Conagra Brands, Inc. (b)	653	23,319
Constellation Brands, Inc. - Class A (b)	80	15,161
Cooper Cos., Inc. (b)	13	4,383
CVS Health Corp. (b)	195	11,388
Eli Lilly and Co. (b)	35	5,181
Estee Lauder Cos., Inc. (b)	26	5,675
General Mills, Inc. (b)	364	22,452
Gilead Sciences, Inc. (b)	125	7,899
H&R Block, Inc. (b)	711	11,582
HCA Healthcare, Inc. (b)	91	11,346
Hershey Co. (b)	148	21,214
Hormel Foods Corp. (b)	391	19,116
Humana, Inc. (b)	23	9,519
Incyte Corp. (a) (b)	40	3,590
Johnson & Johnson (b)	146	21,736
Kellogg Co. (b)	275	17,762
Kimberly-Clark Corp. (b)	147	21,706
Kroger Co. (b)	448	15,192
Lamb Weston Holdings, Inc. (b)	312	20,676
McCormick & Co., Inc. (b)	124	24,068
McKesson Corp. (b)	61	9,085
Molson Coors Brewing Co. - Class B (b)	202	6,779
PepsiCo, Inc. (b)	153	21,206
Phillip Morris International, Inc. (b)	117	8,774
Procter & Gamble Co. (b)	173	24,045
Quest Diagnostics, Inc. (b)	77	8,816
Regeneron Pharmaceuticals, Inc. (a) (b)	16	8,956
STERIS PLC (b)	34	5,990
Sysco Corp. (b)	158	9,831

	Shares	Fair Value
Tyson Foods, Inc. - Class A (b)	291	17,309
UnitedHealth Group, Inc. (b)	77	24,006
Verisk Analytics, Inc. (b)	55	10,192
Vertex Pharmaceuticals, Inc. (a)	19	5,170
		632,762
Energy - 1.51%
Cabot Oil & Gas Corp. (b)	829	14,391
Occidental Petroleum Corp. (b)	170	1,702
		16,093
Financials - 22.84%
Aflac, Inc. (b)	368	13,377
Allstate Corp. (b)	91	8,567
Aon PLC - Class A (b)	45	9,284
Arthur J. Gallagher & Co. (b)	178	18,793
Berkshire Hathaway, Inc. - Class B (a) (b)	81	17,248
Cboe Global Markets, Inc. (b)	202	17,723
Cincinnati Financial Corp. (b)	43	3,353
CME Group, Inc. (b)	55	9,202
Everest Re Group Ltd. (b)	18	3,556
Hartford Financial Services Group, Inc. (b)	209	7,704
Intercontinental Exchange, Inc. (b)	229	22,911
Marsh & McLennan Cos, Inc. (b)	115	13,191
Nasdaq, Inc. (b)	193	23,683
Progressive Corp. (b)	255	24,141
Public Storage (b)	95	21,158
Western Union Co. (b)	355	7,608
Willis Towers Watson PLC (b)	108	22,553
		244,052
Industrials - 10.30%
Amcor PLC (b)	382	4,221
CH Robinson Worldwide, Inc. (b)	238	24,321
Expeditors International of Washington, Inc. (b)	161	14,574
L3Harris Technologies, Inc. (b)	30	5,095
Northrop Grumman Corp. (b)	50	15,775
Raytheon Co. (b)	35	2,014
Republic Services, Inc. (b)	244	22,777
Waste Management, Inc. (b)	188	21,276
		110,053
Technology - 13.46%
Activision Blizzard, Inc. (b)	209	16,919
Akamai Technologies, Inc. (a) (b)	222	24,540
Broadcom, Inc. (b)	26	9,472
Cerner Corp. (b)	127	9,181

	Shares	Fair Value

Citrix Systems, Inc. (b)	61	8,400
Electronics Art, Inc. (a) (b)	31	4,043
Fidelity National Information Services, Inc. (b)	35	5,152
Fiserv, Inc. (a) (b)	45	4,637
Intel Corp. (b)	319	16,518
Jack Henry & Associates, Inc. (b)	28	4,553
Oracle Corp. (b)	163	9,731
Paychex, Inc. (b)	49	3,909
Skyworks Solutions, Inc. (b)	43	6,257
Take-Two Interactive Software, Inc. (a) (b)	124	20,487
		143,799
Utilities - 2.44%
American Electric Power Co., Inc. (b)	46	3,760
DTE Energy Co. (b)	76	8,743
Exelon Corp. (b)	77	2,754
NiSource, Inc. (b)	217	4,774
NRG Energy, Inc. (b)	88	2,705
PPL Corp. (b)	124	3,374
		26,110

TOTAL COMMON STOCK (Cost $1544,989)		1,569,851

TOTAL INVESTMENTS (Cost $1,544,989) - 146.93%		$1,569,851
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (46.93%)		(501,442)
NET ASSETS - 100%		$1,068,409

Percentages are stated as a percent of net assets.

(a) Non-income producing security
(b) All or a portion of the security is segregated as collateral for line of credit borrowings.

The following abbreviations are used in this portfolio:
Ltd. - Limited
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Cognios Funds
Cognios Market Neutral Large Cap Fund
Schedules of Investments
September 30, 2020 (Unaudited)
	Shares	Fair Value
COMMON STOCK - 120.32%

Communications - 7.83%
AT&T, Inc. (b)	16,488	$470,073
Cisco Systems, Inc. (b)	12,029	473,822
Motorola Solutions, Inc. (b)	3,041	476,859
Omnicom Group, Inc. (b)	9,166	453,717
Verison Communications, Inc. (b)	7,897	469,793
		2,344,264
Consumer, Cyclical - 13.08%
Cosco Wholesale Corp. (b)	1,424	505,520
Dollar General Corp. (b)	2,317	485,690
Dollar Tree, Inc. (a) (b)	5,447	497,529
Domino's Pizza, Inc. (b)	1,225	520,968
Ross Stores, Inc. (b)	5,147	480,318
TJX Cos., Inc. (a)	8,516	473,915
Walgreens Boots Alliance, Inc. (b)	12,984	466,385
Walmart, Inc. (b)	3,522	492,763
		3,923,088
Consumer, Non-cyclical - 53.45%
AbbVie, Inc. (b)	5,319	465,891
Altria Group, Inc. (b)	11,939	461,323
Biogen, Inc. (a) (b)	1,753	497,291
Bristol-Myers Squibb Co. (b)	8,074	486,782
Campbell Soup Co. (b)	10,588	512,142
Church & Dwight Co., Inc. (b)	5,293	496,007
Cigna Corp. (b)	2,849	482,649
Clorox Co. (b)	2,334	490,537
Colgate-Palmolive Co. (b)	6,301	486,122
Conagra Brands, Inc. (b)	13,829	493,834
CVS Health Corp. (b)	8,141	475,434
Eli Lilly and Co. (b)	3,124	462,414
General Mills, Inc. (b)	8,366	516,015
Gilead Sciences, Inc. (b)	7,425	469,186
H&R Block, Inc. (b)	33,734	549,527
Hershey Co. (b)	3,437	492,660
Hormel Foods Corp. (b)	9,772	477,753
JM Smucker and Co. (b)	4,375	505,400
Johnson & Johnson (b)	3,246	483,265
Kellogg Co. (b)	7,686	496,439
Kimberly-Clark Corp. (b)	3,303	487,721
Kroger Co. (b)	14,663	497,222
Lamb Weston Holding, Inc. (b)	6,889	456,534
McCormick & Co., Inc. (b)	2,495	484,280

	Shares	Fair Value

McKesson Corp. (b)	3,154	469,725
PepsiCo, Inc. (b)	3,630	503,118
Philip Morris Intertnational, Inc. (b)	6,065	454,814
Procter & Gamble Co. (b)	3,499	486,326
Regeneron Pharmaceuticals, Inc. (a) (b)	862	482,530
ResMed, Inc. (b)	2,809	481,547
STERIS PLC (b)	2,753	485,051
Tyson Foods, Inc. - Class A (b)	7,577	450,680
UnitedHealth Group, Inc. (b)	1,557	485,426
		16,025,645
Energy - 1.42%
Cabot Oil & Gas Corp. (b)	24,506	425,424

Financials - 19.11%
Aflac, Inc. (b)	12,607	458,264
Allstate Corp. (b)	5,215	490,940
Aon PLC - Class A (b)	2,369	488,725
Arthur J Gallagher & Co. (b)	4,566	482,078
Berkshire Hathaway, Inc. - Class B (a) (b)	2,179	463,996
Cboe Global Markets, Inc. (b)	5,406	474,322
CME Group, Inc. (b)	2,820	471,814
Intercontinental Exchange, Inc. (b)	4,853	485,543
Nasdaq, Inc. (b)	3,871	475,010
Progressive Corp. (b)	4,986	472,025
Public Storage (b)	2,160	481,075
Willis Towers Watson PLC (b)	2,321	484,671
		5,728,463
Industrials - 9.18%
Amcor PLC (b)	42,496	469,581
CH Robinson Worldwide, Inc. (b)	4,605	470,585
L3Harris Technologies, Inc. (b)	2,577	437,678
Northrop Grumman Corp. (b)	1,391	438,847
Republic Services, Inc. (b)	4,972	464,136
Waste Management, Inc. (b)	4,169	471,806
		2,752,633
Technology - 13.05%
Activision Blizzard, Inc. (b)	6,055	490,152
Akamai Technologies, Inc. (a) (b)	4,471	494,224
Cerner Corp. (b)	6,762	488,825
Citrix Systems, Inc. (b)	3,583	493,415
Intel Corp. (b)	9,607	497,450
Jack Henry & Associates, Inc. (b)	2,935	477,202
Oracle Corp. (b)	8,000	477,600
Take-Two Interactive Software, Inc. (a) (b)	2,999	495,495
		3,914,363

	Shares	Fair Value

Utilities - 3.20%
DTE Energy Co. (b)	4,259	489,955
NiSource, Inc. (b)	21,338	469,436
		959,391

TOTAL COMMON STOCK (Cost $33,431,636)		36,073,271

SHORT-TERM INVESTMENTS - 0.04%
BlackRock Liquidity Funds T-Fund Portfolio - Retail Class, 0.03% (c)	13,593	13,593

TOTAL SHORT-TERM INVESTMENTS (Cost $13,593)		13,593

TOTAL INVESTMENTS (Cost $33,445,229) - 120.36%		$36,086,864
SECURITIES SOLD SHORT (Proceeds $21,767,253) - (77.07%)		(23,108,086)
OTHER ASSETS IN EXCESS OF LIABILITES, NET - 56.71%		17,002,509
NET ASSETS - 100%		$29,981,287

Percentages are stated as a percent of net assets.

(a) Non-income producing security
(b) All or a portion of the security is segregated as collateral for securities sold short.
(c) Rate shown represents the 7-day effective yield at September 30, 2020, is subject to change and resets daily.

The following abbreviations are used in this portfolio:
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Cognios Funds
Cognios Market Neutral Large Cap Fund
Schedules of Investments: Securities Sold Short
September 30, 2020 (Unaudited)
	Shares	Fair Value
COMMON STOCK - 77.08%

Basic Materials - 4.48%
Air Products & Chemicals, Inc.	524	$156,079
Albernarle Corp.	1,564	139,634
DuPont de Nemours, Inc.	2,626	145,691
Ecolab, Inc.	753	150,480
FMC Corp.	1,392	147,427
International Flavors & Fragrances, Inc.	1,261	154,409
Linde PLC	629	149,784
Newmont Mining Corp.	2,378	150,884
PPG Industries, Inc.	1,217	148,571
		1,342,959
Communications - 5.32%
Amazon.com, Inc.	53	166,883
Charter Communications, Inc. - Class A	252	157,334
Comcast Corp. - Class A	3,460	160,060
Corning, Inc.	4,749	153,915
E*TRADE Financial Corp.	2,979	149,099
Netflix, Inc.	333	166,510
NortonLifeLock, Inc.	7,500	156,300
T-Mobile US, Inc.	1,414	161,705
Twitter, Inc.	3,930	174,885
Walt Disney Co.	1,203	149,268
		1,595,959
Consumer, Cyclical - 4.08%
Advance Auto Parts, Inc.	1,007	154,575
Chipotle Mexican Grill, Inc.	128	159,195
Live Nation Entertainment, Inc.	2,718	146,446
NIKE, Inc. - Class B	1,340	168,224
Ralph Lauren Corp.	2,034	138,251
Tiffany & Co.	1,360	157,556
Under Armour, Inc. - Class A	13,353	149,954
VF Corp.	2,115	148,579
		1,222,780
Consumer, Non-cyclical - 19.07%
Abbott Laboratories	1,453	158,130
AmerisourceBergen Corp.	1,616	156,623
Archer-Daniels-Midland Co.	3,231	150,209
Automatic Data Processing, Inc.	1,146	159,856
Baxter International, Inc.	1,880	151,190
Becton Dickerson and Co.	675	157,059
Bio-Rad Laboratories, Inc.	306	157,731
Boston Scientific Corp.	3,982	152,152
Brown-Forman Corp. - Class B	2,042	153,804
Centene Corp.	2,571	149,966
Coca-Cola Co.	3,074	151,763
Cooper Cos., Inc.	445	150,018
Corteva, Inc.	5,305	152,837
Coty, Inc. - Class A	49,777	134,398

	Shares	Fair Value

Danaher Corp.	753	162,144
DENTSPLY SIRONA, Inc.	3,284	143,609
DexCom, Inc.	397	163,655
Global Payments, Inc.	854	151,653
Henry Schein, Inc.	2,516	147,890
Hologic, Inc.	2,456	163,250
IHS Markit Ltd.	1,973	154,900
Incyte Corp.	1,764	158,301
Intuitive Surgical, Inc.	235	166,742
IQVIA Holdings, Inc.	980	154,477
Medtronic PLC	1,443	149,957
Merck & Co., Inc.	1,818	150,803
Mondelez International, Inc. - Class A	2,738	157,298
PayPal Holdings, Inc.	888	174,963
Perrigo Co. PLC	3,349	153,753
Pfizer, Inc.	4,240	155,608
Stryker Corp.	748	155,861
Sysco Corp.	2,267	141,053
Teleflex, Inc.	454	154,551
Thermo Fisher Scientific, Inc.	361	159,389
Varian Medical Systems, Inc.	902	155,144
West Pharmaceutical Services, Inc.	558	153,394
Zimmer Biomet Holdings, Inc.	1,118	152,205
		5,716,336
Energy - 0.96%
Chevron Corp.	1,983	142,776
Exxon Mobil Corp.	4,198	144,117
		286,893
Financials - 19.69%
Alexandria Real Estate Equities, Inc.	988	158,080
American Express Co.	1,482	148,571
American International Group, Inc.	5,416	149,102
American Tower Corp.	638	154,224
Apartment Investment & Management Co.	4,418	148,975
Assurant, Inc.	1,294	156,975
AvalonBay Communities, Inc.	1,028	153,522
Boston Properties, Inc.	1,808	145,182
Chubb Ltd.	1,326	153,975
Cincinnati Financial Corp.	2,004	156,252
Crown Castle International Corp.	978	162,837
Digital Realty Trust, Inc.	1,076	157,914
Duke Realty Corp.	4,251	156,862
Equinix, Inc.	209	158,867
Equity Residential	2,842	145,880
Essex Property Trust, Inc.	736	147,781
Everest Re Group Ltd.	766	151,316
Extra Space Storage, Inc.	1,419	151,819
Federal Realty Investment Trust	1,905	139,903

	Shares	Fair Value

First Republic Bank	1,441	157,155
Healthpeak Properties, Inc.	5,737	155,760
Host Hotels & Resorts, Inc.	13,705	147,877
Iron Mountain, Inc.	5,446	145,898
Kimco Realty Corp.	12,499	140,739
Loews Corp.	4,220	146,645
Mid-America Apartment Communities, Inc.	1,356	157,228
Prologis, Inc.	1,566	157,571
Realty Income Corp.	2,494	151,511
Regency Centers Corp.	3,855	146,567
SBA Communications Corp.	505	160,832
Simon Property Group, Inc.	2,211	143,007
Travelers Cos., Inc.	1,390	150,384
Truist Financial Corp.	3,978	151,363
UDR, Inc.	4,553	148,473
Ventas, Inc.	3,590	150,636
Vornado Realty Trust	4,289	144,582
Welltower, Inc.	2,754	151,718
Wells Fargo & Co.	6,205	145,880
WR Berkley Corp.	2,449	149,756
		5,901,619
Industrials - 9.18%
Agilent Technologies, Inc.	1,563	157,769
Ball Corp.	1,868	155,268
Boeing Co.	940	155,344
Caterpillar, Inc.	1,005	149,896
CXS Corp.	1,945	151,068
Deere & Co.	700	155,141
General Dynamics Corp.	1,075	148,812
General Electric Co.	22,123	137,826
Ingersoll Rand, inc.	4,235	150,766
Jacobs Engineering Group, Inc.	1,645	152,607
Johnson Controls International PLC	3,641	148,735
Kansas City Southern	852	154,067
Keysight Technologies, Inc.	1,588	156,863
Martin Marietta Materials, Inc.	687	161,692
Norfolk Southern Corp.	699	149,579
PerkinElmer, Inc.	1,310	164,418
Raytheon Technologies Corp.	2,485	142,987
Vulcan Materials Co.	1,173	158,988
		2,751,826
Technology - 2.06%
Fidelity National Information Services, Inc.	1,055	155,307
Hewlett Packard Enterprise Co.	16,401	153,677
Qorvo, Inc.	1,215	156,747
Western Digital Corp.	4,184	152,925
		618,656

	Shares	Fair Value

Utilities - 12.24%
Alliant Energy Corp.	3,045	157,274
Ameren Corp.	2,015	159,346
American Electric Power Co., Inc.	1,978	161,662
American Water Works Co., Inc.	1,125	162,990
Atmos Energy Corp.	1,694	161,929
CMS Energy Corp.	2,564	157,455
Consolidated Edison, Inc.	2,111	164,236
Dominion Energy, Inc.	1,985	156,676
Duke Energy Corp.	1,868	165,430
Edison International	3,020	153,537
Entergy Corp.	1,624	160,013
Evergy, Inc.	3,070	156,017
Eversource Energy	1,960	163,758
Exelon Corp.	4,401	157,380
FirstEnergy Corp.	5,329	152,996
NextEra Energy, Inc.	565	156,821
Pinnacle West Capital Corp.	2,195	163,637
PPL Corp.	5,813	158,172
Public Service Enterprise Group, Inc.	3,037	166,762
Sempra Energy	1,306	154,578
Southern Co.	2,954	160,166
WEC Energy Group, Inc.	1,651	159,982
Xcel Energy, Inc.	2,322	160,241
		3,671,058

TOTAL COMMON STOCK (Proceeds $33,968,633)		23,108,086

TOTAL SECURITIES SOLD SHORT (Proceeds $21,767,253)		$23,108,086

Percentages are stated as a percent of net assets.

(a) Non-income producing security

The following abbreviations are used in this portfolio:
Ltd. - Limited
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

F/m Investments Funds
F/m Investments Large Cap Focused Fund
Schedule of Investments
September 30, 2020 (Unaudited)
	Shares	Fair Value
COMMON STOCK - 93.09%

Communications - 11.80%
Alphabet, Inc. - Class A (a)	943	$1,382,061
Amazon.com, Inc. (a)	1,465	4,612,889
Charter Communications, Inc. - Class A (a)	1,943	1,213,093
		7,208,043
Consumer, Cyclical - 2.39%
Home Depot, Inc.	5,260	1,460,754

Consumer, Non-cyclical - 22.25%
Avantor, Inc. (a)	66,800	1,502,332
Clorox Co.	5,419	1,138,911
Horizon Therapeutics PLC (a)	23,428	1,819,887
Johnson & Johnson	5,768	858,740
Moderna, Inc. (a)	10,397	735,588
PPD, Inc.	37,588	1,390,380
Procter & Gamble Co.	11,628	1,616,176
Teladoc Health, Inc. (a)	6,272	1,375,073
Thermo Fisher Scientific, Inc.	3,894	1,719,279
Vertex Pharmaceuticals, Inc. (a)	5,265	1,432,712
		13,589,078
Financials - 3.85%
Mastercard, Inc. - Class A	4,385	1,482,875
Morgan Stanley	17,879	864,450
		2,347,325
Industrials - 2.32%
FedEx Corp.	5,635	1,417,315

Technology - 45.83%
Activision Blizzard, Inc.	14,677	1,188,103
Adobe Systems, Inc. (a)	5,167	2,534,052
Advanced Micro Devices, Inc. (a)	27,735	2,273,993
Akamai Technologies, Inc. (a)	13,121	1,450,395
Apple, Inc.	52,644	6,096,702
Lam Research Corp.	5,118	1,697,897
Microsoft Corp.	26,088	5,487,089
MSCI, Inc.	3,733	1,331,860
NVIDIA Corp.	4,813	2,604,891
Salesforce.com, Inc. (a)	6,837	1,718,275
Zynga, Inc. (a)	175,943	1,604,600
		27,987,857
Utilities - 4.65%
American Electric Power Co., Inc.	18,390	1,503,015
Evergy, Inc.	26,247	1,333,872
		2,836,887

TOTAL COMMON STOCK (Cost $41,081,053)		56,847,259

SHORT-TERM INVESTMENTS - 6.96%
Goldman Sachs Financial Square Government Fund, 0.00% (b)	4,249,905	4,249,905

TOTAL SHORT-TERM INVESTMENTS (Cost $4,249,905)		4,249,905

TOTAL INVESTMENTS (Cost $45,330,958) - 100.02%		$61,097,164
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - (0.05)%		(28,460)
NET ASSETS - 100%		$61,068,704

Percentages are stated as a percent of net assets.

(a) Non-income producing security
(b) Rate shown represents the 7-day effective yield at September 30, 2020, is subject to change and resets daily.

The following abbreviations are used in this portfolio:
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

M3Sixty Funds Trust

Notes to the Schedules of Investments

September 30, 2020 (Unaudited)

The following is a summary of the significant accounting policies followed by the Cognios Large Cap Value Fund (the “Value Fund”), the Cognios Market Neutral Large Cap Fund (the “Market Neutral Fund”) and the F/m Investments Large Cap Focused Fund (the “Focused Fund”) (formerly, the Cognios Large Cap Growth Fund) and, (collectively, the “Funds”) in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. Each Fund is a series of the M3Sixty Funds Trust.

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

M3Sixty Funds Trust

Notes to the Schedules of Investments

September 30, 2020 (Unaudited)

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of September 30, 2020:

Categories (a)	Level 1	Level 2	Level 3	Total
Value Fund:
Common Stock (b)	$1,569,851	—	—	$1,569,851
Total Investments in Securities	$1,569,851	—	—	$1,569,851
Market Neutral Fund: Assets:
Common Stock (b)	$36,073,271	—	—	$36,073,271
Short-Term Investments	13,593	—	—	13,593
Total Investments in Securities	$36,086,864	—	—	$36,086,864
Liabilities:
Common Stock (b)	$23,108,086	—	—	$23,108,086
Total Securities Sold Short (b)	$23,108,086	—	—	$23,108,086
Focused Fund:
Common Stock (b)	$56,847,259	—	—	$56,847,259
Short-Term Investments	4,249,905			4,249,905
Total Investments in Securities	$61,097,164	—	—	$61,097,164

(a)       As of and during the three month period ended September 30, 2020, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)       All common stock held in the Funds are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedules of Investments.

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels during the three month period ended September 30, 2020.

Non-Diversified Funds

The Focused Fund is a non-diversified Fund. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Focused Fund, because the value of each security will have a greater impact on the Focused Fund’s performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Focused Fund than it would have in a diversified fund.

Short Sales

The Market Neutral Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.

When the Market Neutral Fund makes a short sale, it must borrow the security sold short and deliver a security equal in value to the security sold short to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Market Neutral Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that the Market Neutral Fund replaces the borrowed security, the Market Neutral Fund will incur a loss; conversely, if the price declines, the Market Neutral Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

M3Sixty Funds Trust

Notes to the Schedules of Investments

September 30, 2020 (Unaudited)

To the extent that the Market Neutral Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Adviser determines to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short until the Market Neutral Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Market Neutral Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Market Neutral Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent the Market Neutral Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Market Neutral Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Tax Matters

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at September 30, 2020 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Value Fund	$1,621,916	$108,437	$(160,502)	$(52,065)
Market Neutral Fund	13,635,209	4,858,790	(5,515,221)	(656,431)
Focused Fund	45,395,679	16,086,460	(384,975)	15,701,485

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Funds is attributable primarily to the tax deferral of losses on wash sales and the tax treatment of the cost of securities received as in-kind subscriptions.